LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Liabilities In Respect Of Government Grant [Abstract]
Schedule of Liabilities in Respect of Government Grants
	June 30, 2026	December 31, 2025
	Unaudited	Audited

Balance at January 1,	$3,129	$4,650
Grants received	101	106
Royalties paid	(20)	(461)
Amounts recorded in profit or loss	9	(1,166)

	$3,219	$3,129